Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions
Schedule of major related parties and their relationships with the Company

Name of related parties	Relationship
Weidong Luo	Founder, Chief Executive Officer
Guangzhou Tianlang Network Technology Co., Ltd.	Company that is significantly influenced by Weidong Luo